UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2011
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
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Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/2011
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  66
                                                 --------------------

Form 13F Information Table Value Total:                $121,075
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.







                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1477    20575 SH       Sole                    20575
Abbott Labs                    COM              002824100     3293    64400 SH       Sole                    64400
Advance Auto Parts             COM              00751Y106     2661    45800 SH       Sole                    45800
Ameren Corp                    COM              023608102     1430    48025 SH       Sole                    48025
American Electric Power        COM              025537101     1367    35945 SH       Sole                    35945
American Express               COM              025816109      539    12000 SH       Sole                    12000
Anheuser-Busch                 COM              03524a108      909    17150 SH       Sole                    17150
Archer - Daniels               COM              039483102     1304    52557 SH       Sole                    52557
BP p.l.c                       COM              055622104     2428    67300 SH       Sole                    67300
Best Buy Co.                   COM              086516101     1327    56950 SH       Sole                    56950
CVS Caremark                   COM              126650100     4603   137030 SH       Sole                   137030
Cardinal Health                COM              14149y108     2369    56575 SH       Sole                    56575
ChevronTexaco Corp             COM              166764100     3817    41230 SH       Sole                    41230
Chicago Bridge & Iron          COM              167250109      951    33200 SH       Sole                    33200
Cisco Systems Inc              COM              17275r102     2224   143470 SH       Sole                   143470
Deere & Co.                    COM              244199105     1973    30550 SH       Sole                    30550
Dell Inc.                      COM              24702R101      515    36400 SH       Sole                    36400
ENSCO Intl                     COM              29358q109     2745    67900 SH       Sole                    67900
FedEx                          COM              31428x106     1932    28550 SH       Sole                    28550
General Electric               COM              369604103      531    34865 SH       Sole                    34865
General Motors                 COM              37045v100      712    35300 SH       Sole                    35300
Goldman Sachs                  COM              38141g104     1234    13050 SH       Sole                    13050
Halliburton Co                 COM              406216101      546    17900 SH       Sole                    17900
Hess Corp                      COM              42809h107     1913    36475 SH       Sole                    36475
Hewlett - Packard              COM              428236103     1596    71100 SH       Sole                    71100
Illinois Tool Works            COM              452308109      938    22550 SH       Sole                    22550
Int'l Business Mach.           COM              459200101     4469    25555 SH       Sole                    25555
Intel Corp.                    COM              458140100     5098   238960 SH       Sole                   238960
J.P. Morgan Chase              COM              46625H100     2500    83000 SH       Sole                    83000
Johnson & Johnson              COM              478160104     3494    54855 SH       Sole                    54855
L-3 Communications             COM              502424104     1918    30950 SH       Sole                    30950
Marathon Oil                   COM              565849106     2262   104825 SH       Sole                   104825
Marathon Petroleum             COM              56585a102     1415    52308 SH       Sole                    52308
Medtronic                      COM              585055106     1043    31380 SH       Sole                    31380
Microsoft                      COM              594918104     4968   199600 SH       Sole                   199600
Morgan Stanley                 COM              617446448     1566   115900 SH       Sole                   115900
Mountain West Finl             COM              62450b100      319    53100 SH       Sole                    53100
Newmont Mining                 COM              651639106     3849    61150 SH       Sole                    61150
Noble Corp                     COM              h5833n103      293    10000 SH       Sole                    10000
Oracle Systems                 COM              68389X105     3167   110200 SH       Sole                   110200
Parker Hannifin                COM              701094104      805    12750 SH       Sole                    12750
Pepco Holdings                 COM              713291102     1569    82950 SH       Sole                    82950
Pepsico Inc.                   COM              713448108     3241    52355 SH       Sole                    52355
Procter & Gamble               COM              742718109     2510    39735 SH       Sole                    39735
Proshares Leh 20yr             COM              74347r297     1122    57700 SH       Sole                    57700
SPDR Trust                     COM              78462f103     1624    14352 SH       Sole                    14352
Scana Corp                     COM              80589m102     1340    33135 SH       Sole                    33135
Schlumberger Ltd               COM              806857108      739    12370 SH       Sole                    12370
State Street Corp              COM              857477103     2400    74620 SH       Sole                    74620
Supervalu                      COM              868536103      214    32200 SH       Sole                    32200
Target Corp                    COM              87612e106     2280    46490 SH       Sole                    46490
Transocean Ltd                 COM              040674667     2567    53760 SH       Sole                    53760
Wells Fargo                    COM              949746101     4794   198750 SH       Sole                   198750
Zimmer Holdings                COM              98956P102     2786    52100 SH       Sole                    52100
Vanguard REIT ETF              COM              922908553      509    10000 SH       Sole                    10000
Bank of NY 6.875%              PRD              09656g201     1364    53500 SH       Sole                    53500
FPC Capital I 7.10%            PRD              302552203      661    25300 SH       Sole                    25300
Harris Pref 7.375%             PRD              414567206     1273    50200 SH       Sole                    50200
JP Morgan X 7.0%               PRD              46623d200     1194    47200 SH       Sole                    47200
Key IX 6.75%                   PRD              49327Q204     2465    98198 SH       Sole                    98198
Merrill IV 7.12%               PRD              59021g204      986    49750 SH       Sole                    49750
Merrill V 7.28%                PRD              59021k205      442    21875 SH       Sole                    21875
Morgan Stanley VI 6.60%        PRD              617461207      279    12800 SH       Sole                    12800
Ryl Bk Scotland 7.25%          PRD              780097879     1137    65886 SH       Sole                    65886
US Bank XI 6.60%               PRD              903300200      798    31500 SH       Sole                    31500
Wachovia IV 6.375%             PRD              92978u207      283    11300 SH       Sole                    11300